LEASES - Operating leases recognized in balance sheet (Details)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
LEASES
Operating lease right-of-use assets	$ 972,700	¥ 6,872,223	$ 1,329,772	¥ 9,257,604
Operating lease liabilities- current portion	444,419	3,139,867	489,481	3,407,670
Non-current portion of operating lease liabilities of the consolidated VIE without recourse to the Group	$ 596,391	¥ 4,213,565	$ 898,001	¥ 6,251,705